Credit-related arrangements, repurchase agreements and commitments - Commitments (Details) $ in Thousands	Dec. 31, 2017 USD ($) custodian	Dec. 31, 2016 USD ($)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Number of custodians | custodian	1
Commitments to extend credit	$ 602,740	$ 412,568
Documentary and commercial letters of credit	1,263	1,069
Total unfunded commitments to extend credit	$ 604,003	413,637
Custodian
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Right to set-off against securities held, percent of utilized facility	110.00%
Commitments to extend credit	$ 200,000
Custodian | Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments to extend credit	$ 77,000	$ 110,300